Schedule of Investments (unaudited) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 6.3%
Black Belt Energy Gas District, RB
4.00%, 10/01/52	$2,425	$2,336,644
Series A, 5.25%, 01/01/54	3,365	3,359,331
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51	11,455	10,543,883
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,455	10,811,855
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 11/01/51	8,540	8,062,324
Series A-1, 5.50%, 01/01/53	3,315	3,346,135
Series B, 5.00%, 01/01/54	6,190	6,142,337
Series B-1, 5.00%, 05/01/53	8,800	8,714,768

		53,317,277

Arizona — 3.5%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	1,015	796,983
Series A, 3.55%, 07/15/29	1,010	926,962
Series A, 5.00%, 07/01/49(b)	965	777,458
Series A, 4.00%, 02/01/50	9,000	7,139,255
Series A, 5.00%, 07/01/54(b)	745	584,829
Series B, 4.25%, 07/01/27(b)	265	255,327
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/36	4,000	4,034,883
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.75%, 07/01/24(b)	165	164,487
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29(b)	300	282,636
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	950	771,870
Maricopa County Industrial Development Authority, RB
6.38%, 07/01/58(b)	1,050	950,488
Series 2019F, 4.00%, 01/01/45	3,130	2,665,990
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	3,000	3,021,974
Phoenix-Mesa Gateway Airport Authority, ARB
AMT, 5.00%, 07/01/27	700	700,250
AMT, 5.00%, 07/01/32	1,925	1,925,371
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 4.00%, 01/01/45	4,970	4,331,283

		29,330,046

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	2,245	1,973,701
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	4,345	3,788,907

		5,762,608

California — 14.9%
California Community Choice Financing Authority, RB, 5.50%, 10/01/54(a)	2,615	2,693,777
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	215	129,293
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,450	1,280,577
California Municipal Finance Authority, RB Series A, 4.00%, 10/01/29(b)	410	369,183

Security	Par (000)	Value

California (continued)
California Municipal Finance Authority, RB (continued)
Series A, 3.00%, 02/01/46	$485	$323,046
California School Finance Authority, RB, 5.00%, 08/01/42(b)	875	816,256
California State Public Works Board, RB, Series I, 5.50%, 11/01/30	4,500	4,508,925
City of Campbell California, GO, Election 2018, 4.00%, 09/01/50	3,025	2,713,969
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/45	6,415	6,348,305
Series C, AMT, 5.00%, 05/15/45	5,000	4,914,500
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/36	5,650	5,790,701
AMT, Subordinate, 5.00%, 11/15/31(c)	530	561,029
AMT, Subordinate, 5.00%, 05/15/37	9,470	9,648,911
AMT, Subordinate, 4.00%, 05/15/41	6,810	5,800,735
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	10,647,309
CSCDA Community Improvement Authority, RB, M/F Housing(b)
5.00%, 09/01/37	170	155,660
4.00%, 10/01/56	600	451,790
4.00%, 12/01/56	300	189,328
Series A, 4.00%, 06/01/58	2,920	1,991,988
Senior Lien, 3.13%, 06/01/57	1,005	575,001
Series A, Senior Lien, 4.00%, 12/01/58	3,880	2,623,983
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/28(c)	10,285	10,985,654
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	5,000	5,098,582
Manteca Financing Authority, RB, Series A, (AGC-ICC), 5.75%, 12/01/36	3,285	3,290,547
Ontario Public Financing Authority, RB, (AGM), 5.00%, 11/01/52	6,000	6,039,782
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,755	4,887,913
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	1,870	1,559,089
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	6,370	6,373,386
Series A, AMT, 5.00%, 05/01/47	7,855	7,563,747
Series E, AMT, 5.00%, 05/01/40	3,335	3,266,612
State of California, GO, 5.50%, 04/01/28	15	15,021
State of California, Refunding GO
4.00%, 03/01/36	10,775	10,574,285
4.00%, 09/01/42	4,000	3,748,368

		125,937,252

Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	2,700	2,701,898
Series A, AMT, 5.50%, 11/15/30	1,040	1,040,738
Series A, AMT, 5.50%, 11/15/31	1,250	1,250,885

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	$2,185	$1,740,346
Series D, AMT, 5.75%, 11/15/45	1,315	1,369,715
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	1,000	997,600
5.50%, 11/01/47	620	620,769
5.25%, 11/01/52	1,555	1,480,460
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,014,910
Park Creek Metropolitan District, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/34	500	505,914

		12,723,235

Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series C-2, AMT, 2.20%, 11/15/34	1,190	928,712
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	2,860	2,784,652
4.25%, 07/15/53	765	613,454
Series A, 5.00%, 01/01/30(b)	130	119,794
Connecticut State Health & Educational Facilities Authority, Refunding RB
5.00%, 12/01/45	5,000	4,789,546
Series G-1, 5.00%, 07/01/27(b)	100	98,163
Series G-1, 5.00%, 07/01/28(b)	100	97,276
Series G-1, 5.00%, 07/01/29(b)	100	96,414
Series G-1, 5.00%, 07/01/30(b)	100	95,504
Series G-1, 5.00%, 07/01/32(b)	150	140,798
Series G-1, 5.00%, 07/01/34(b)	125	115,609
State of Connecticut, GO
Series C, 4.00%, 06/15/39	300	275,636
Series C, 4.00%, 06/15/41	300	271,197

		10,426,755

Delaware — 0.5%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/29	880	870,370
Series A, 5.00%, 07/01/30	1,030	1,013,362
Series A, 5.00%, 07/01/31	750	734,454
Series A, 5.00%, 07/01/32	375	365,437
Series A, 5.00%, 07/01/33	1,190	1,155,037

		4,138,660

District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, 5.50%, 02/28/37	880	915,212
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.00%, 07/15/48	5,000	5,041,803

		5,957,015

Florida — 8.7%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,035	1,933,437
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	500	491,451
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	945	657,857
Series A, 4.00%, 06/15/29	540	482,772
Series A, 5.00%, 06/01/45	850	667,526

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB(b) (continued)
Series A, 5.50%, 06/01/57	$305	$242,218
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	10,000	8,666,709
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/29(b)	785	756,028
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
5.50%, 09/01/48	4,645	4,931,840
Series A, 5.50%, 09/01/48	5,310	5,637,906
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	20,000	20,564,571
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/46	3,000	2,535,908
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.25%, 10/01/52	2,470	2,357,952
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	5,500	4,498,412
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	715	750,300
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/33	1,400	1,392,275
5.00%, 08/15/34	1,240	1,223,466
Esplanade Lake Club Community Development District, SAB
Series A-1, 3.63%, 11/01/30	370	333,006
Series A-1, 4.00%, 11/01/40	1,080	848,072
Series A-1, 4.13%, 11/01/50	385	273,561
Series A-2, 3.63%, 11/01/30	150	135,004
Series A-2, 4.00%, 11/01/40	200	157,050
Series A-2, 4.13%, 11/01/50	235	166,979
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	1,270	1,094,682
AMT, 5.00%, 05/01/29	3,080	2,803,775
Florida Development Finance Corp., Refunding RB(b)
5.00%, 06/01/31	450	410,022
Series C, 5.00%, 09/15/50	475	354,338
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.30%, 05/01/29	960	893,847
Harbor Bay Community Development District, SAB, Series A-1, 3.30%, 05/01/29	590	549,393
Hills of Minneola Community Development District, SAB, 3.50%, 05/01/31(b)	1,100	974,079
Lakewood Ranch Stewardship District, SAB
3.60%, 05/01/24	85	84,318
4.30%, 05/01/27(b)	425	419,945
3.80%, 05/01/29	515	487,760
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	65	65,000
Midtown Miami Community Development District, Refunding SAB, Series A, 4.25%, 05/01/24	240	238,914
Osceola Chain Lakes Community Development District, SAB, 3.50%, 05/01/30	350	321,210
Seminole Improvement District, RB
5.00%, 10/01/32	265	249,545
5.30%, 10/01/37	300	275,102
Southern Groves Community Development District No. 5, Refunding SAB, 3.25%, 05/01/29	290	269,235

S C H E D U L E S O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(d)(e)	$142	$68,422
Talavera Community Development District, SAB
3.50%, 05/01/25	190	186,771
3.85%, 05/01/30	540	496,693
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	170,744
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	910	804,840
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	2,000	1,909,317
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	840	741,375

		73,573,627

Georgia — 3.4%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	740	583,495
Georgia Ports Authority, ARB, 4.00%, 07/01/47	2,500	2,131,012
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	860	800,583
Series A, 5.00%, 06/01/53(a)	8,890	8,740,407
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	13,405	13,302,082
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	3,160	2,965,704

		28,523,283

Hawaii — 1.0%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	5,000	4,824,746
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	1,350	1,350,177
AMT, 5.25%, 08/01/26	2,500	2,500,606

		8,675,529

Idaho — 1.6%
Idaho Health Facilities Authority, RB 4.00%, 12/01/43	8,170	6,878,884
Series A, 5.00%, 12/01/47	5,000	4,864,810
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	1,160	926,521
(GTD), 4.00%, 05/01/52	905	660,131

		13,330,346

Illinois — 16.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	2,825	2,752,056
Series A, 5.00%, 12/01/40	720	655,474
Series A, 5.00%, 12/01/47	1,915	1,680,183
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	495	490,946
Series C, 5.00%, 12/01/26	4,730	4,756,183
Series D, 5.00%, 12/01/26	4,185	4,208,166
Chicago Midway International Airport, Refunding ARB
Series A, AMT, 2nd Lien, 5.00%, 01/01/32	5,000	4,999,723
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	6,685	6,301,181
Chicago Midway International Airport, Refunding RB
Series A, AMT, 2nd Lien, 5.50%, 01/01/30	6,500	6,512,519
Series A, AMT, 2nd Lien, 5.50%, 01/01/32	7,775	7,789,830
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.50%, 01/01/55	4,360	4,353,969

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, ARB (continued)
Series D, Senior Lien, 5.25%, 01/01/42	$2,630	$2,612,699
Chicago O’Hare International Airport, Refunding RB
Series B, 5.00%, 01/01/32	3,745	3,788,539
Series A, Senior Lien, 4.00%, 01/01/37	3,820	3,520,080
Series B, Senior Lien, 5.00%, 01/01/37	3,460	3,514,121
Series E, Senior Lien, (AGM), 4.00%, 01/01/40	5,000	4,591,339
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/57	1,000	937,582
Series A, Senior Lien, 4.00%, 12/01/49	5,190	4,053,696
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,190	1,190,415
City of Chicago Illinois Waterworks Revenue, RB,
Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,975	1,990,629
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	1,000	931,843
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/28	810	801,902
Series A, 5.00%, 02/15/29	400	395,706
Series A, 5.00%, 02/15/30	500	493,490
Series A, 5.00%, 02/15/31	500	491,173
Series A, 5.00%, 02/15/32	500	486,964
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 07/15/47	5,000	4,126,091
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.65%, 10/01/37	1,455	1,359,773
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/34	4,140	4,141,164
Series A, 5.00%, 01/01/40	5,000	5,008,374
Series A, 5.00%, 01/01/45	2,500	2,498,260
Series A, 4.00%, 01/01/46	9,770	8,147,301
Illinois State Toll Highway Authority, Refunding RB,
Series A, 5.00%, 12/01/31	4,220	4,315,221
Metropolitan Pier & Exposition Authority, Refunding RB 5.00%, 12/15/28	1,200	1,222,582
4.00%, 06/15/50	2,725	2,109,299
State of Illinois, GO
5.00%, 04/01/31	1,000	1,002,546
5.00%, 05/01/31	5,010	5,025,727
5.00%, 11/01/34	5,000	5,046,115
5.50%, 05/01/39	3,500	3,581,104
5.75%, 05/01/45	2,000	2,039,146
Series A, 5.50%, 03/01/42	6,000	6,072,010
Series A, 5.50%, 03/01/47	5,500	5,530,305
Series D, 5.00%, 11/01/28	350	358,414
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	120	122,961

		136,006,801

Indiana — 0.4%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	550	433,734
Series A, 5.00%, 06/01/51	405	295,851
Series A, 5.00%, 06/01/56	360	255,416

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Refunding RB, Series A, 4.13%, 12/01/26	$1,270	$1,229,729
Indianapolis Local Public Improvement Bond Bank, RB, 5.25%, 02/01/48	975	1,000,218

		3,214,948

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Series C, 4.13%, 02/15/35	7,500	7,107,392

Kansas — 0.2%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	2,000	1,620,075

Kentucky — 0.7%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	285	249,544
County of Boyle Kentucky, Refunding RB, Series A, 4.25%, 06/01/46	810	690,085
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 08/01/52	2,440	2,259,032
Series C, 4.00%, 02/01/50	2,500	2,372,329

		5,570,990

Louisiana — 0.8%
Lafayette Parish School Board Sale Tax Revenue, RB
4.00%, 04/01/48	940	806,791
4.00%, 04/01/53	595	496,457
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	4,405	4,341,457
New Orleans Aviation Board, ARB, Series A, 5.00%, 01/01/33	1,000	1,009,552

		6,654,257

Maryland — 2.1%
City of Baltimore Maryland, RB, 5.00%, 06/01/51	820	685,248
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 2.95%, 06/01/27	175	161,781
Series A, Senior Lien, 3.05%, 06/01/28	190	172,060
Series A, Senior Lien, 3.15%, 06/01/29	200	177,878
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(b)	285	256,524
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	2,500	2,346,295
Maryland Health & Higher Educational Facilities Authority, RB, 6.25%, 07/01/63(b)	1,655	1,455,760
Maryland State Transportation Authority, RB, 4.00%, 07/01/50	15,000	12,661,915

		17,917,461

Massachusetts — 4.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Class A, Sustainability Bonds, 4.00%, 06/01/50	8,000	6,743,013
Commonwealth of Massachusetts, GO
Series D, 4.00%, 02/01/46	5,000	4,339,998
Series E, 5.00%, 11/01/45	2,500	2,552,808
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,610	4,167,077
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/30	3,125	3,138,031
5.00%, 07/01/41	4,710	4,738,470

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series A, 5.00%, 01/01/31	$1,730	$1,731,718
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	1,000	1,001,966
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	215	202,745
Massachusetts School Building Authority, RB, Sub-Series B, 4.00%, 02/15/42	6,200	5,457,580

		34,073,406

Michigan — 3.7%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,018
City of Detroit Michigan, GO
5.00%, 04/01/26	265	266,663
5.00%, 04/01/27	210	210,848
5.00%, 04/01/28	235	235,574
5.00%, 04/01/29	235	235,437
5.00%, 04/01/30	180	179,279
5.00%, 04/01/31	265	263,051
5.00%, 04/01/32	225	222,764
5.00%, 04/01/33	295	291,411
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,825	1,519,427
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,760	3,712,568
Michigan Finance Authority, RB
4.00%, 02/15/47	4,500	3,686,638
4.00%, 02/15/50	9,705	7,843,742
Michigan Finance Authority, Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,026,382
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/33	2,415	2,428,750
AMT, 5.00%, 12/31/33	2,000	2,008,670
Michigan Strategic Fund, Refunding RB 5.00%, 11/15/29	440	423,214
5.00%, 11/15/34	490	453,033
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	2,925	2,954,242

		30,971,711

Minnesota — 0.6%
Duluth Economic Development Authority, Refunding RB
Series A, 5.00%, 02/15/33	1,000	1,016,091
Series A, 5.00%, 02/15/34	1,185	1,200,710
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(b)	200	188,296
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	2,420	2,384,787

		4,789,884

Mississippi — 1.5%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	3,781,192
(AGM), 6.75%, 12/01/33	2,350	2,353,761
(AGM), 6.88%, 12/01/40	6,405	6,418,849

		12,553,802

S C H E D U L E S O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 0.5%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	$290	$239,485
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,840	2,622,552
St Louis County Industrial Development Authority, Refunding RB
5.00%, 09/01/27	290	283,987
5.00%, 09/01/32	1,015	929,288

		4,075,312

Nebraska — 1.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	811,832
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48(f)	8,045	8,334,013

		9,145,845

Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
3.50%, 06/01/28	155	147,423
3.25%, 06/01/30	345	305,955
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 5.00%, 07/01/33	5,000	5,013,434
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,890	1,589,936

		7,056,748

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27(b)	795	721,413

New Jersey — 13.3%
Camden County Improvement Authority, RB, 6.00%, 06/15/47	940	974,531
New Jersey Economic Development Authority, RB
5.00%, 11/01/44	10,500	10,361,179
AMT, 5.50%, 01/01/26	1,500	1,498,479
AMT, 5.50%, 01/01/27	1,000	998,945
AMT, (AGM), 5.00%, 01/01/31	2,425	2,398,111
AMT, 5.38%, 01/01/43	7,000	6,777,484
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(c)	1,750	1,843,445
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	6,110	5,000,922
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 5.00%, 12/01/27	1,000	1,027,828
Series B, AMT, 5.00%, 12/01/28	1,000	1,021,728
Series B, AMT, 4.00%, 12/01/41	4,820	4,376,195
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series BB, AMT, 3.65%, 04/01/28	3,840	3,667,733
Series BB, AMT, 3.70%, 10/01/28	2,975	2,834,685
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,000	2,033,737
Series AA, 5.25%, 06/15/32	2,250	2,291,465
Series AA, 5.00%, 06/15/35	3,000	3,076,839
Series AA, 4.00%, 06/15/39	4,000	3,607,000
Series AA, 5.00%, 06/15/45	6,000	5,943,527

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series C, 5.25%, 06/15/32	$10,000	$10,065,354
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/33	2,285	2,347,013
Series A, 5.00%, 06/15/37	2,115	2,171,012
Series A, 5.25%, 06/15/42	850	869,406
Series AA, 4.25%, 06/15/44	2,000	1,761,648
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	9,105	9,140,307
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/25	1,345	1,345,559
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/29	250	252,018
Series B, AMT, 5.00%, 01/01/30	200	200,846
Series B, AMT, 5.00%, 01/01/31	350	351,240
Series B, AMT, 5.00%, 01/01/32	425	425,281
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	12,000	12,259,073
Sub-Series B, 5.00%, 06/01/46	12,065	11,203,750

		112,126,340

New Mexico — 0.4%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,469,565
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/34	170	147,433
Series A, 5.00%, 05/15/44	820	643,610

		3,260,608

New York — 26.7%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,400	1,385,396
Series A, 5.00%, 06/01/35	415	412,926
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	385	356,142
Build NYC Resource Corp., Refunding RB, 5.00%, 08/01/35	665	666,453
City of New York, GO
Series A, 5.00%, 08/01/46	3,035	3,020,116
Series A-1, 4.00%, 09/01/46	2,630	2,234,992
Series B, 5.25%, 10/01/39	1,750	1,833,821
Series B, 5.25%, 10/01/40	1,340	1,398,823
Series F-1, 4.00%, 03/01/47	2,645	2,249,787
Hudson Yards Infrastructure Corp., Refunding RB, Series A, (AGM), 4.00%, 02/15/47	25,165	21,581,092
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	762,497
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39	7,005	7,007,328
Series B, 5.25%, 11/15/38	3,145	3,146,220
Series C, 5.00%, 11/15/38	4,450	4,449,210
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,328,306
Metropolitan Transportation Authority, Refunding RB, Series A, 4.00%, 11/15/51	2,250	1,842,958
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	4,365	3,651,426

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	$5,000	$4,383,983
Series DD, 4.13%, 06/15/47	2,500	2,178,518
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	4,210	3,567,687
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	6,625	6,725,100
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 5.00%, 08/01/36	9,445	9,551,514
Series E-1, 4.00%, 02/01/49	2,915	2,485,646
Subordinate, 4.00%, 05/01/43	19,900	17,525,397
Series A-1, Subordinate, 4.00%, 08/01/48	3,795	3,209,518
Series F-1, Subordinate, 5.00%, 02/01/47	2,690	2,699,699
New York Convention Center Development Corp., RB, CAB, Class B, Sub Lien, 0.00%, 11/15/40(g)	7,650	2,882,873
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	1,535	1,000,961
Class 1, 5.00%, 11/15/44(b)	1,730	1,543,781
Series A, 2.88%, 11/15/46	1,665	1,079,730
Series A, 3.00%, 11/15/51	6,385	4,139,187
Series A, (BAM-TCRS), 3.00%, 11/15/51	3,970	2,555,397
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	9,515	7,729,474
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 05/01/32	3,060	3,092,995
Series A, 5.00%, 03/15/36	5,500	5,614,328
Series A, 4.00%, 03/15/46	10,000	8,627,998
Series E, 4.00%, 03/15/42	10,000	8,914,418
New York State Thruway Authority, Refunding RB, Series A, 4.00%, 03/15/50	5,000	4,261,958
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	11,185	9,373,112
New York State Urban Development Corp., Refunding RB, Series A, 3.00%, 03/15/40	8,500	6,480,782
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/40	1,865	1,793,642
New York Transportation Development Corp., RB
5.63%, 04/01/40(f)	1,810	1,791,034
AMT, 4.00%, 10/01/30	2,775	2,547,545
AMT, 5.00%, 10/01/35	1,870	1,784,547
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	6,520	6,363,718
223rd Series, AMT, 4.00%, 07/15/41	1,850	1,573,336
Series 223, AMT, 4.00%, 07/15/40	1,475	1,238,988
Series 232, AMT, 4.63%, 08/01/52	1,290	1,144,976
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	12,245	10,345,693
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	4,860	4,844,155
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	3,915	3,923,174
Series B, 5.00%, 11/15/37	4,400	4,474,523
Series C, 5.25%, 05/15/52	1,805	1,834,584
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/44	4,290	4,456,383

		226,067,847

Security	Par (000)	Value

North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.00%, 07/01/47	$1,860	$1,625,051
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	620	598,778

		2,223,829

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	2,710	2,165,905
Series B-2, 5.00%, 06/01/55	10,865	8,884,328
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	2,130	1,697,835
State of Ohio, RB, 4.00%, 01/01/46	6,000	5,030,991
State of Ohio, Refunding RB, Series A, 4.00%, 01/01/28(c)	25	25,265

		17,804,324

Oklahoma — 0.6%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/29	1,400	1,429,991
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/29	1,200	1,136,617
Series B, 5.00%, 08/15/33	1,305	1,181,719
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	1,395	1,203,443

		4,951,770

Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	7,910	8,036,253

Pennsylvania — 2.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/28(b)	835	838,826
Bucks County Industrial Development Authority, RB
5.00%, 07/01/35	1,100	927,009
5.00%, 07/01/36	1,250	1,042,918
4.00%, 07/01/46	245	161,183
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,365	2,418,914
AMT, 5.25%, 06/30/53	3,910	3,786,208
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 142-A, 5.00%, 10/01/50	1,590	1,524,339
Pennsylvania Turnpike Commission, RB, Series B, Subordinate, 4.00%, 12/01/51	3,000	2,412,070
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/30	2,620	2,720,117
Sub-Series B-2, 5.00%, 06/01/32	5,000	5,160,936
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	745	724,711
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/32	1,200	1,239,090
Series A, 5.50%, 09/01/48(f)	1,070	1,096,995

		24,053,316

Puerto Rico — 5.5%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	2,753	2,830,241
Series A-1, Restructured, 4.00%, 07/01/35	675	571,188

S C H E D U L E S O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(g)	$5,621	$3,155,634
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,919	1,657,036
Series A-1, Restructured, 4.75%, 07/01/53	1,069	901,763
Series A-1, Restructured, 5.00%, 07/01/58	8,412	7,290,121
Series A-2, Restructured, 4.78%, 07/01/58	488	408,583
Series A-2, Restructured, 4.33%, 07/01/40	12,484	10,780,091
Series B-1, Restructured, 4.75%, 07/01/53	749	633,107
Series B-2, Restructured, 4.78%, 07/01/58	726	607,027
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(g)
Series A-1, Restructured, 0.00%, 07/01/29	11,890	9,064,781
Series A-1, Restructured, 0.00%, 07/01/33	1,464	904,272
Series A-1, Restructured, 0.00%, 07/01/46	7,903	1,953,530
Series B-1, Restructured, 0.00%, 07/01/27	2,521	2,133,355
Series B-1, Restructured, 0.00%, 07/01/29	4,466	3,403,846

		46,294,575

Rhode Island — 0.1%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,000,916

South Carolina — 2.5%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,210	5,190,804
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	415	382,368
Series A, 5.00%, 05/01/37	4,480	4,385,082
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/30	5,500	5,580,956
Series A, 5.00%, 12/01/31	5,660	5,738,631
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	310	292,409

		21,570,250

Tennessee — 3.3%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,230	3,054,205
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
5.25%, 05/01/48	820	822,126
Series A, 5.00%, 07/01/40	4,000	3,965,385
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.00%, 10/01/34	450	428,999
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/52	3,800	3,496,348
Series B, AMT, 5.50%, 07/01/52	3,500	3,495,287
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	5,395	5,412,442
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	7,845	7,678,944

		28,353,736

Security	Par (000)	Value

Texas — 11.9%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	$1,630	$1,426,114
7.88%, 11/01/62	1,410	1,327,483
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,130	4,893,399
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	405	345,841
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	693,837
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	410	395,884
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	2,390	2,337,805
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	400	386,398
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 11/15/51	1,840	1,488,190
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,940	6,201,633
County of Harris Texas, GO, Series A, 5.00%, 09/15/48	6,080	6,172,945
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	920	788,034
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	9,400	7,956,749
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	2,485	2,525,876
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,885	1,589,976
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	230	233,936
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/28	855	836,558
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,360	1,279,411
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	800	626,878
North Texas Tollway Authority, Refunding RB
Series A, 4.13%, 01/01/40	2,500	2,267,842
Series A, 5.00%, 01/01/40	3,000	3,067,608
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	1,740	1,436,597
Port Authority of Houston of Harris County Texas, RB, 5.00%, 10/01/53	1,850	1,836,377
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,911,872
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	6,720	5,822,411
State of Texas, GO, Class A, 5.00%, 04/01/44	6,000	6,056,617
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	7,130	6,799,905
Series A, 4.00%, 07/01/53	2,410	1,869,821
Series A, 5.00%, 07/01/53	1,485	1,408,643
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	8,590	8,214,891

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	$445	$345,483
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	1,720	1,679,815
5.00%, 12/15/32	6,585	6,381,764
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,000	1,822,613
Texas Water Development Board, RB
4.45%, 10/15/36	1,155	1,152,846
4.00%, 10/15/54	7,000	5,759,864

		100,341,916

Utah — 1.0%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/34	3,500	3,522,331
Series A, AMT, 5.25%, 07/01/48	1,320	1,298,833
Series A, AMT, 5.00%, 07/01/51	1,805	1,687,367
Utah Charter School Finance Authority, RB(b)
Series A, 3.63%, 06/15/29	345	307,914
Series A, 5.00%, 06/15/49	320	255,502
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	1,040	993,554

		8,065,501

Vermont — 0.6%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	5,519,258

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	8,400	6,909,384
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	2,065	1,396,025
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	2,065	1,965,167

		10,270,576

Washington — 1.0%
City of Bellevue Washington, Refunding GO, 4.00%, 12/01/42	1,250	1,103,825
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,755	5,488,490
Washington State Housing Finance Commission, Refunding RB(b)
5.00%, 01/01/27	1,560	1,479,086
5.00%, 01/01/28	750	698,073

		8,769,474

Wisconsin — 1.8%
Public Finance Authority, RB
5.00%, 06/15/34	430	413,302
5.00%, 10/15/56(b)	385	284,635
Class A, 5.00%, 06/15/56(b)	1,000	677,806

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 4.00%, 03/01/30(b)	$445	$411,341
Series A, 5.00%, 07/15/39(b)	165	144,983
Series A, 5.00%, 07/15/49(b)	630	522,335
Series A, 5.00%, 10/15/50(b)	1,695	1,268,552
AMT, 4.00%, 09/30/51	1,595	1,156,587
AMT, 4.00%, 03/31/56	1,520	1,066,957
Public Finance Authority, Refunding RB
4.00%, 09/01/29(b)	115	98,182
5.00%, 09/01/49(b)	520	371,363
Series B, AMT, 5.25%, 07/01/28	3,765	3,734,033
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/15/49	4,235	3,358,820
4.00%, 12/01/51	2,720	2,146,515

		15,655,411

Total Municipal Bonds — 153.4% (Cost: $1,377,885,959)		1,297,541,578

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Alabama — 1.3%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	11,280	11,293,344

Colorado — 0.9%
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, AMT, 5.50%, 11/15/53(a)	7,310	7,392,210

Illinois — 1.4%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46(a)	11,860	11,836,784

Michigan(a) — 2.9%
Ascension Health, 5.00%, 11/15/47	10,000	9,571,754
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/45	15,520	14,868,252

		24,440,006

Nebraska — 1.1%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	9,062	8,934,732

New York — 0.5%
Port Authority of New York & New Jersey, Refunding ARB, Series 178, AMT, 5.00%, 12/01/32	4,009	4,010,118

S C H E D U L E S O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 2.2%
Pennsylvania Turnpike Commission, RB, Series B-1, 5.25%, 06/01/47(a)	$18,910	$18,982,256

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.3% (Cost: $89,538,877)		86,889,450

Total Long-Term Investments — 163.7% (Cost: $1,467,424,836)		1,384,431,028

	Shares

Short-Term Securities

Money Market Funds — 7.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(i)(j)	64,795,431	64,795,431

Total Short-Term Securities — 7.6% (Cost: $64,795,418)		64,795,431

Total Investments — 171.3% (Cost: $1,532,220,254)		1,449,226,459

Other Assets Less Liabilities — 1.2%		9,369,185

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.1)%		(51,352,812)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (66.4)%		(561,399,364)

Net Assets Applicable to Common Shares — 100.0%		$845,843,468

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$36,788,624	$28,006,189	(a)	$—	$531	$87	$64,795,431	64,795,431	$198,676	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	228	12/19/23	$24,175	$288,739
U.S. Long Bond	270	12/19/23	29,413	668,803
5-Year U.S. Treasury Note	236	12/29/23	24,649	147,329

				$1,104,871

9

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,297,541,578	$—	$1,297,541,578
Municipal Bonds Transferred to Tender Option Bond Trusts	—	86,889,450	—	86,889,450
Short-Term Securities
Money Market Funds	64,795,431	—	—	64,795,431

	$64,795,431	$1,384,431,028	$—	$1,449,226,459

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,104,871	$—	$—	$1,104,871

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(50,895,945)	$—	$(50,895,945)
VRDP Shares at Liquidation Value	—	(561,700,000)	—	(561,700,000)

	$—	$(612,595,945)	$—	$(612,595,945)

Portfolio Abbreviation

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

Portfolio Abbreviation (continued)

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

S C H E D U L E S O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Fund, Inc. (MUI)

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

11